Related Party Transactions - Narrative (Details) $ in Millions		2 Months Ended	10 Months Ended	14 Months Ended
	Aug. 04, 2021	Dec. 31, 2022 USD ($) rig	Oct. 19, 2022 rig	Dec. 31, 2023 USD ($) rig	Nov. 30, 2023 USD ($)	Jan. 31, 2023 USD ($)
Related Party Transaction [Line Items]
Debt issuance costs | $		$ 4.9		$ 10.3
Performex
Related Party Transaction [Line Items]
Number of rigs			3
Number of rigs on bareboat charter		5		5
Additional ownership percentage acquired	2.00%
Management Services Revenue - Perfomex II
Related Party Transaction [Line Items]
Number of rigs			2
Additional ownership percentage acquired	2.00%
Akal
Related Party Transaction [Line Items]
Ownership percentage sold	49.00%
Opex Perforadora S.A. de C.V. (“Opex”) and Perforadora Profesional AKAL I, SA de CV (“Akal”)
Related Party Transaction [Line Items]
Ownership percentage sold	49.00%
Magni Partners Limited | Related party
Related Party Transaction [Line Items]
Debt issuance costs | $					$ 1.0	$ 1.3